Convertible note (Details Narrative) - USD ($)				12 Months Ended
	Apr. 08, 2025	Apr. 04, 2025	Oct. 10, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Interest expenses				$ 168,183	$ 233,873	$ 435,301
Unsecured convertible note principal amount	$ 3,230,000		$ 3,149,750
Purchase price			2,925,000
Original Issue Discount	$ 210,000		204,750
Debt Issuance Costs			$ 20,000
Interest rate	7.00%		7.00%	6.50%
Conversion of convertible note into number of ordinary share conversion rate per share			$ 0.10412
Transaction expense amount	$ 20,000
Aggregate purchase amount		$ 20,000,000
Shares Issued Upon Conversion				609,221	177,067	11,996
Redemption of convertible notes				$ 3,210,000	$ 2,420,000	$ 1,250,000
Common Class A [Member]
Additional share issued for reverse split	1,597,444